Investments in Other Ventures	12 Months Ended
Dec. 31, 2013
Investments In Other Ventures [Abstract]
Investments In Other Ventures [Text Block]
(3)            Investments in Other Ventures

In December 1996, Cadus issued a $150,000 promissory note bearing interest at 7% per annum in exchange for a 42% limited partnership interest in Laurel Partners Limited Partnership ("Laurel"), a limited partnership of which a shareholder of Cadus is the general partner.  The principal amount and interest thereon was paid in December 1998.  In addition, Cadus purchased for $160,660 in cash, a 47% limited partnership interest in Laurel from Tortoise Corporation, a corporation wholly-owned by the shareholder.   Laurel's purpose was to invest, directly or indirectly, in securities of biotechnology companies.  Cadus is not required to make any additional investment in Laurel.  As of and for the year ended December 31, 2013, Laurel’s assets and net loss totaled $314,787 and $398, respectively. The investment is accounted for under the equity method with the recognition of losses limited to Cadus's capital contributions.  For the years ended December 31, 2013 and 2012, Cadus recognized a loss of $355 and $213, respectively, related to the investment.  The Company’s investment in Laurel of $193,457 and $193,812 at December 31, 2013 and 2012, respectively, is reflected as investments in other ventures in the accompanying consolidated balance sheets.